Business acquisitions (Acquisition of entities under common control) (Tables)	6 Months Ended
Jun. 30, 2014
Business Combinations [Abstract]
Summary of Acquisition Transaction
The following table summarizes the consideration paid and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date.

(In US$ millions)
Consideration
Cash	$696.9
Discount note issued	100.0
Working capital adjustment	(330.4)
Fair value of total consideration transferred	$466.5

Recognized amounts of identifiable assets acquired and liabilities assumed at estimated fair value
Cash	$24.4
Current assets	44.4
Intangible asset - favorable drilling contract	76.2
Drilling unit	1,065.7
Non current assets	76.6
Long term interest bearing debt	(443.1)
Current liabilities	(380.6)
Total identifiable net assets	$463.6

Goodwill	2.9
Total	$466.5

Summary of Proforma Revenue and Proforma Earnings of Combined Entity
The pro forma revenue and pro forma net income of the combined entity for the six months ended June 30, 2014 and June 30, 2013, had the acquisition date been January 1, 2013 are as follows.

	Six months ended June 30,
(In US$ millions)	2014		2013
	Seadrill Partners LLC as reported	Supplemental pro forma combined entity	Seadrill Partners LLC as reported	Supplemental pro forma combined entity
Revenues	$621.6	$669.7	$515.8	$515.8
Net Income	138.1	154.5	223.3	217.3